Basis of preparation and presentation of the consolidated financial statements and significant accounting policies - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Installments	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	34.00%	34.00%	34.00%
Cumulative translation adjustments	R$ 0	R$ 304,645	R$ 231,596	R$ 102,427
Average term of maturity of financial liabilities of customers | Installments	50
Average rate of financial liabilities of customers	13.70%
Extrafarma [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Impairment loss of assets before tax effect	R$ 427,529
Deferred income and social contribution tax expense (benefit) on impairment loss of assets	145,360
Net impairment loss of assets	R$ 282,169
IRPJ [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	25.00%
CSLL [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	9.00%
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	12 months
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	60 months
Reseller financing rate per month	1.00%
Weighted average [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	40 months